Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
North American Natural Resources ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 5.2%
Amrize Ltd. ......................... 103,447 $ 5,513,725
CRH plc ........................... 134,277 14,367,639
Eagle Materials, Inc. ................... 6,317 1,421,325
Knife River Corp.
(a) (b)
................... 11,404 953,944
Martin Marietta Materials, Inc. ............ 12,066 6,958,462
United States Lime & Minerals, Inc. ......... 2,152 225,250
Vulcan Materials Co. .................. 26,077 7,692,976
37,133,321
Containers & Packaging — 4.3%
Amcor plc .......................... 92,909 4,027,605
AptarGroup, Inc. ..................... 12,824 1,605,565
Avery Dennison Corp. .................. 15,371 2,495,482
Ball Corp. .......................... 53,505 3,338,712
Crown Holdings, Inc. .................. 22,205 2,482,963
Graphic Packaging Holding Co. ........... 59,460 628,492
Greif, Inc. , Class A, NVS ................ 5,021 374,014
Greif, Inc. , Class B .................... 899 84,093
International Paper Co. ................. 106,410 4,054,221
O-I Glass, Inc.
(b)
...................... 30,947 298,020
Packaging Corp. of America ............. 17,792 4,239,478
Silgan Holdings, Inc. ................... 17,626 817,670
Smurfit WestRock plc .................. 105,395 4,875,573
Sonoco Products Co. .................. 19,867 1,119,505
30,441,393
Energy Equipment & Services — 7.2%
Archrock, Inc. ....................... 35,219 1,433,766
Baker Hughes Co. , Class A .............. 199,361 11,064,536
Cactus, Inc. , Class A .................. 14,016 718,040
Enerflex Ltd.
(a)
....................... 24,532 601,279
Halliburton Co. ...................... 167,878 5,699,458
Helmerich & Payne, Inc. ................ 20,079 657,386
Kodiak Gas Services, Inc. ............... 19,672 1,477,957
Liberty Energy, Inc. , Class A ............. 32,880 861,127
Noble Corp. plc ...................... 25,326 944,660
NOV, Inc. .......................... 72,121 1,337,845
Oceaneering International, Inc.
(b)
.......... 20,042 812,102
Patterson-UTI Energy, Inc. .............. 69,423 637,303
Seadrill Ltd.
(b)
....................... 12,565 475,208
SLB Ltd. ........................... 300,440 13,967,456
Solaris Energy Infrastructure, Inc. , Class A .... 11,031 887,554
TechnipFMC plc ...................... 80,121 5,312,022
Tidewater, Inc.
(b)
..................... 9,287 618,793
Transocean Ltd.
(b)
.................... 201,199 983,863
Valaris Ltd.
(b)
........................ 12,944 939,734
Weatherford International plc ............. 14,455 1,178,083
50,608,172
Metals & Mining — 19.4%
Agnico Eagle Mines Ltd.
(a)
............... 102,207 15,855,372
Alamos Gold, Inc. , Class A
(a)
............. 84,393 2,560,484
Alcoa Corp. ......................... 53,032 2,765,088
Aris Mining Corp.
(a) (b)
................... 41,382 617,006
Aya Gold & Silver, Inc.
(a) (b)
............... 26,503 501,967
B2Gold Corp.
(a)
...................... 268,033 1,002,443
Barrick Mining Corp. ................... 336,702 12,367,064
Centerra Gold, Inc.
(a)
.................. 40,134 636,525
Century Aluminum Co.
(b)
................ 11,337 521,615
Coeur Mining, Inc. .................... 207,890 3,392,765
Eldorado Gold Corp.
(a)
................. 47,730 1,483,926
Endeavour Silver Corp.
(a) (b)
.............. 59,284 490,872
Equinox Gold Corp. ................... 158,566 1,541,261
ERO Copper Corp.
(a) (b)
................. 20,943 560,225
Security
Shares
Shares Value
Metals & Mining (continued)
First Majestic Silver Corp.
(a)
.............. 93,119 $ 1,579,298
Fortuna Mining Corp.
(a) (b)
................ 61,065 515,999
Franco-Nevada Corp.
(a)
................. 38,754 8,077,884
Freeport-McMoRan, Inc. ................ 288,886 18,168,041
Hecla Mining Co. ..................... 134,782 2,079,686
Hudbay Minerals, Inc.
(a)
................. 89,021 2,101,786
Hycroft Mining Holding Corp. , Class A
(a) (b)
..... 13,767 322,148
IAMGOLD Corp.
(a) (b)
................... 114,999 1,821,584
Kaiser Aluminum Corp. ................. 3,253 636,384
Kinross Gold Corp.
(a)
.................. 239,659 5,660,746
Materion Corp. ...................... 4,170 1,240,116
MP Materials Corp. , Class A
(a) (b)
........... 27,188 1,522,800
Newmont Corp. ...................... 214,531 20,037,195
Novagold Resources, Inc.
(b)
.............. 58,195 347,424
OR Royalties, Inc. .................... 37,676 1,191,692
Orla Mining Ltd.
(a)
..................... 54,545 533,996
Pan American Silver Corp. ............... 84,687 3,793,131
Perpetua Resources Corp.
(b)
............. 15,933 330,769
Royal Gold, Inc. ...................... 16,372 3,268,015
Seabridge Gold, Inc.
(a) (b)
................ 17,771 457,426
Skeena Resources Ltd.
(a) (b)
.............. 24,462 652,157
SSR Mining, Inc.
(b)
.................... 43,507 1,230,378
Teck Resources Ltd. , Class B
(a)
........... 90,079 5,356,097
Trekor Metals Ltd.
(b)
................... 73,474 505,501
Triple Flag Precious Metals Corp.
(a)
......... 14,116 423,057
USA Rare Earth, Inc. , Class A
(b)
........... 35,405 764,040
Valor Gold Corp.
(a) (b)
................... 2 5
Wheaton Precious Metals Corp.
(a)
.......... 91,253 10,249,537
137,163,505
Oil, Gas & Consumable Fuels — 63.6%
Antero Midstream Corp. ................ 66,792 1,519,518
Antero Resources Corp.
(b)
............... 59,148 2,078,461
APA Corp. ......................... 71,031 2,313,480
Baytex Energy Corp. .................. 126,472 505,888
BKV Corp.
(b)
........................ 7,472 204,434
California Resources Corp. .............. 15,704 830,271
Calumet, Inc.
(b)
...................... 12,961 466,855
Cameco Corp.
(a)
...................... 87,524 8,915,195
Canadian Natural Resources Ltd. .......... 419,175 16,557,413
Cenovus Energy, Inc. .................. 271,278 6,730,407
Centrus Energy Corp. , Class A
(a) (b)
......... 3,810 639,585
Cheniere Energy, Inc. .................. 42,111 10,064,950
Chevron Corp. ....................... 376,207 62,360,072
Chord Energy Corp. ................... 11,313 1,293,076
CNX Resources Corp.
(b)
................ 28,430 964,630
Comstock Resources, Inc.
(b)
.............. 15,944 237,884
ConocoPhillips ...................... 244,819 25,451,383
Core Natural Resources, Inc. ............. 10,131 810,683
Crescent Energy, Inc. , Class A ............ 49,298 484,106
CVR Energy, Inc. ..................... 6,191 170,500
Delek US Holdings, Inc. ................ 12,315 625,725
Denison Mines Corp.
(a) (b)
................ 168,888 516,797
Devon Energy Corp. ................... 231,693 9,573,555
Diamondback Energy, Inc. ............... 39,005 6,856,299
DT Midstream, Inc. .................... 20,502 3,008,463
Enbridge, Inc. ....................... 438,806 23,787,673
Energy Fuels, Inc.
(a) (b)
.................. 50,213 728,089
EOG Resources, Inc. .................. 107,033 13,885,391
EQT Corp. ......................... 125,692 6,683,044
Expand Energy Corp. .................. 48,073 4,383,777
Exxon Mobil Corp. .................... 490,773 67,098,485
Gulfport Energy Corp.
(b)
................ 2,923 496,033
HF Sinclair Corp. ..................... 30,794 2,144,802
Imperial Oil Ltd.
(a)
..................... 30,124 3,374,490

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
North American Natural Resources ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
International Seaways, Inc. .............. 8,154 $ 624,515
Kinder Morgan, Inc. ................... 393,440 12,578,277
Kinetik Holdings, Inc. , Class A ............ 10,500 507,570
Magnolia Oil & Gas Corp. , Class A ......... 36,906 944,055
Marathon Petroleum Corp. .............. 58,665 14,998,881
Matador Resources Co. ................ 23,457 1,167,689
Murphy Oil Corp. ..................... 27,016 879,641
NexGen Energy Ltd.
(a) (b)
................ 132,833 1,247,302
Northern Oil & Gas, Inc. ................ 21,247 385,633
Occidental Petroleum Corp. .............. 145,910 7,086,849
ONEOK, Inc. ........................ 126,610 11,007,473
Ovintiv, Inc. ......................... 55,341 2,913,704
Par Pacific Holdings, Inc.
(b)
.............. 10,077 565,118
PBF Energy, Inc. , Class A ............... 16,833 766,238
Peabody Energy Corp. ................. 24,409 564,336
Pembina Pipeline Corp.
(a)
............... 116,822 5,403,018
Permian Resources Corp. , Class A ......... 158,160 2,911,726
Phillips 66 .......................... 80,568 13,620,020
Range Resources Corp. ................ 47,349 1,760,909
SM Energy Co. ...................... 45,954 1,199,399
South Bow Corp. ..................... 41,918 1,477,190
Suncor Energy, Inc. ................... 237,274 12,736,868
Talos Energy, Inc.
(b)
................... 24,821 320,439
Targa Resources Corp. ................. 43,135 11,566,219
TC Energy Corp. ..................... 209,347 13,877,613
Texas Pacific Land Corp. ................ 11,644 5,095,880
Uranium Energy Corp.
(b)
................ 97,956 1,044,211
Valero Energy Corp. ................... 59,669 15,540,194
Venture Global, Inc. , Class A
(a)
............ 103,645 1,153,569
Viper Energy, Inc. , Class A .............. 39,028 1,654,787
Williams Cos., Inc. (The) ................ 245,768 18,270,393
World Kinect Corp. .................... 10,320 339,941
449,971,071
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Sylvamo Corp. ...................... 6,677 $ 252,390
West Fraser Timber Co. Ltd.
(a)
............ 11,304 765,168
1,017,558
Total Long-Term Investments — 99 .8%
(Cost: $ 718,032,622 ) .............................. 706,335,020
Short-Term Securities
Money Market Funds — 5.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 36,580,399 36,591,374
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 976,315 976,315
Total Short-Term Securities — 5 .3%
(Cost: $ 37,562,248 ) ............................... 37,567,689
Total Investments — 105 .1%
(Cost: $ 755,594,870 ) .............................. 743,902,709
Liabilities in Excess of Other Assets — (5.1) % ............. (35,998,436)
Net Assets — 100.0% ...............................
$ 707,904,273
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 29,887,595 $ 6,699,515
(a)
$ — $ 709 $ 3,555 $ 36,591,374 36,580,399 $ 18,332
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,369,058 — (392,743)
(a)
— — 976,315 976,315 9,156 —
$ 709 $ 3,555 $ 37,567,689 $ 27,488 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
North American Natural Resources ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 10 09/18/26 $ 1,123 $ (63,682)
E-Mini Materials Select Sector Index ............................................. 4 09/18/26 435 (10,590)
$ (74,272)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 706,335,020 $ — $ — $ 706,335,020
Short-Term Securities
Money Market Funds ...................................... 37,567,689 — — 37,567,689
$ 743,902,709 $ — $ — $ 743,902,709
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (74,272) $ — $ — $ (74,272)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares